Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	System1, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1531250
Entity Address, Address Line One	4235 Redwood Avenue
Entity Address, City or Town	Marina Del Rey
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	90066
City Area Code	310
Local Phone Number	924-6037
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001805833
Amendment Flag	true
Amendment Description	Post-effective amendment to the Form S-1 registration statement